Corporate information	12 Months Ended
Dec. 31, 2022
Corporate Information
Corporate information

1.	Corporate information

Vale S.A. (the “Parent Company”) is a public company headquartered in the city of Rio de Janeiro, Brazil with securities traded on the stock exchanges of São Paulo – B3 S.A. (VALE3), New York - NYSE (VALE) and Madrid – LATIBEX (XVALO).

Vale S.A. and its subsidiaries (“Vale” or the “Company”) are global producers of: (i) iron ore and iron ore pellets, which are key raw materials for steelmaking, (ii) nickel, that is used to produce stainless steel, electric vehicles and metal alloys employed in the production process of several products, (iii) copper, used in the construction sector to produce pipes and electrical wires, and (iv) platinum, gold, silver, and cobalt as by-products of nickel and copper.

Most of the Company’s products are sold to international markets, through the Company’s main trading Company, Vale International S.A. (“VISA”), a wholly owned subsidiary located in Switzerland. To outflow its production, Vale also operates a railroad and port logistics system in Brazil.

Additionally, Vale has equity investments and energy assets to reduce energy costs, minimize the risk of shortages and meet its energy consumption needs through renewable sources.

The Company also used to produce and sell thermal and metallurgical coal until April 2022, when Vale concluded the sale of this operation (note 16a). The results from the coal operation by the closing of the disposal process are presented in these financial statements as “discontinued operations”.